Taxation - Additional Information (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Effective tax rate	0.10%			22.00%		0.00%	0.00%	(5.90%)
Tax benefit, CARES Act						$ 2	$ 5
Deferred tax assets, net operating loss carry forwards						320	240
Deferred tax assets not subject to expiration						234	230
Deferred tax assets subject to expiration						86	10
Deferred tax liabilities, intangibles						1	0
Unrecognized tax benefits						83	82	$ 89	$ 132
Accrued interest and penalties						19	19
Interest and penalties expense (benefit)						1	1	7
Unrecognized tax benefits that would have a favorable impact on effective tax rate						85
Income tax expense	$ 2	$ 2	$ 3	$ 10	$ 11	0	$ (1)	$ (44)
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				124		124
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				171		171
Kuwaiti Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				12		12
Mexican Tax Authority
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				82		95
Mexican Tax Authority | Continuing Operations
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss						49
Mexican Tax Authority | Discontinued Operations
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss						$ 46
Norwegian Tax Administration
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss				$ 17